Revenues - Summary of Revenues Statements of Comprehensive Income (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 23,619,205	$ 4,855,097
Time charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,890,224	4,714,985
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	18,148,252	0
Other Operating Income [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 580,729	$ 140,111